EARNINGS / (LOSS) PER SHARE (Details) - Schedule of earning per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EARNINGS / (LOSS) PER SHARE (Details) - Schedule of earning per share [Line Items]
Earnings / (loss) attributable to owners of the parent (ThUS$) (in Dollars)	$ (4,545,887)	$ 190,430	$ 309,811
Basic earnings / (loss) per share (US$) (in Dollars per share)	$ (7.49642)	$ 0.31403	$ 0.51090
Diluted earnings / (loss) per share (US$) (in Dollars per share)	$ (7.49642)	$ 0.31403	$ 0.51090
Diluted earnings / (loss) per share [Member]
EARNINGS / (LOSS) PER SHARE (Details) - Schedule of earning per share [Line Items]
Earnings / (loss) attributable to owners of the parent (ThUS$) (in Dollars)	$ (4,545,887)	$ 190,430	$ 309,811
Weighted average number of shares, basic	606,407,693	606,407,693	606,407,693
Weighted average number of shares, diluted	606,407,693	606,407,693	606,407,693
Diluted earnings / (loss) per share (US$) (in Dollars per share)	$ (7.49642)	$ 0.31403	$ 0.51090
Basic earnings / (loss) per share [Member]
EARNINGS / (LOSS) PER SHARE (Details) - Schedule of earning per share [Line Items]
Earnings / (loss) attributable to owners of the parent (ThUS$) (in Dollars)	$ (4,545,887)	$ 190,430	$ 309,811
Weighted average number of shares, basic	606,407,693	606,407,693	606,407,693
Basic earnings / (loss) per share (US$) (in Dollars per share)	$ (7.49642)	$ 0.31403	$ 0.51090